PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2024
Property And Equipment
SCHEDULE OF DETAILED INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Software	Furniture and Equipment	Total

Cost
Balance at December 31, 2022	526	969	96	1,591
Disposals	-	-	(86)	(86)
Additions	138	449	-	587
Balance at December 31, 2023	664	1,418	10	2,092
Disposals	(17)	-	-	(17)
Additions	148	816	-	964
Balance at September 30, 2024	795	2,234	10	3,039
Accumulated Depreciation
Balance at December 31, 2022	118	57	66	241
Disposals	-	-	(65)	(65)
Depreciation	125	191	-	316
Balance at December 31, 2023	243	248	1	492
Disposals	(17)	-	-	(17)
Depreciation	100	255	-	355
Balance at September 30, 2024	326	503	1	830

Carrying Amounts
Balance at December 31, 2023	421	1,170	9	1,600
Balance at September 30, 2024	469	1,731	9	2,209